Note 5 - Trade Receivables and Others (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of trade receivables and other [text block]
	Year ended December 31,
(in thousands of euro)	2017	2018	2019
Other receivables (1)	139	108,585	544
Accrued receivables excluding rebates related to capital expenditures	730	5,539	691
Research tax credit (2)	11,022	13,503	-
Other tax credits	251	538	333
Prepaid expenses	5,898	4,211	5,403
VAT refund	2,675	2,807	1,995
Trade account receivables	-	2,522	2,816
Prepayments made to suppliers	430	1,264	197
Refund to be received (“CVAE”)	267	43	-
Rebate related to capital expenditures (3))	-	13,100	6,762
Receivables and others - current	21,412	152,112	18,741
Research tax credit (2)	-	-	16,737
Receivables and others - non-current	-	-	16,737
Trade receivables and others - excluding rebates related to capital expenditures	21,412	139,012	28,716